--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------
                               New England
                               Money Market Funds

                               [Graphic Omitted]

December 31, 1997

                                                                   February 1998
--------------------------------------------------------------------------------

[Photo of Henry L.P. Schmelzer]

DEAR SHAREHOLDER:

In 1997, many investors once again had reason to be pleased with the performance of their mutual fund holdings. However, in times such as these, expectations tend to grow along with prices. It pays to remind ourselves that no trend is permanent, and we should keep our goals realistic and long-term needs in focus.

"EVEN IN 1997 . . . INVESTORS SAW SOME SHARP, SHORT-TERM DROPS, WHETHER THEY WERE INVESTED IN THE UNITED STATES OR OVERSEAS, IN BONDS OR STOCKS."

In the third straight year of outstanding returns, the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index -- two widely followed indicators of the performance of large-company stocks -- gained 24.9% and 33.3% respectively. At the same time, smaller-company stocks, as measured by the Russell 2000 Index, were up 22.4%. Meanwhile, bond investors also were rewarded as declining interest rates and rising prices meant solid gains. The Lehman Long Treasury Index, for example, posted a 15.1% return for the year. Results were less favorable for international investors, especially those exposed to emerging markets or the financial turmoil in Asia.

Gratifying though it has been, the markets' surge of the past few years obscures the historic norm: Downturns and volatility also are regular features of investing. Even in 1997, notwithstanding the impressive overall results, investors saw some sharp, short-term drops, whether they were invested in the United States or overseas, in bonds or stocks. Market fluctuations remind us of some valuable lessons.

First, volatility is inevitable, and should not disrupt long-term programs without sufficient evaluation. Those who sold in response to downturns -- October 1987 is an obvious example -- may have missed out on the subsequent uptrend. Second, sound diversification can reduce risk. A useful exercise is to review your asset allocation regularly with your financial representative.

Starting in 1998, you have one more reason to consult with your representative:
Newly expanded retirement options, including the new Roth IRA, could play an important role in your retirement and tax planning for years to come. With this in mind, New England Funds has introduced programs specially designed to help you make the most of the newest retirement vehicles.

[Dalbar Logo]
1995 o 1996 o 1997

In addition to offering quality mutual fund choices and tax-advantaged plans, we focus on providing the highest quality customer service. This is why I am pleased to report that we have received DALBAR's Mutual Fund Service Award for "providing the highest tier of service excellence in the mutual fund industry." New England Funds is one of just three mutual fund companies to receive this award for the third consecutive year from DALBAR, an independent evaluator of mutual fund services. We are continuing to work to provide even more effective services. Two examples are: the Personal Access Line(TM) -- our enhanced automated telephone account service (800-346-5984) -- and the account information section of the New England Funds website (www.mutualfunds.com). Each provides convenient, 24-hour access to current information about your New England Funds accounts.

All of us at New England Funds thank you for your continued support and look forward to serving you in the years ahead.

Sincerely,

/s/ Henry L.P. Schmelzer
    Henry L.P. Schmelzer
    President

--------------------------------------------------------------------------------
                         NEW ENGLAND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                         ANNUALIZED SEVEN-DAY YIELDS -- 12/31/97
--------------------------------------------------------------------------------
                                                       CLASS A & B

  NEW ENGLAND CASH MANAGEMENT TRUST --                     4.93%
  MONEY MARKET SERIES

  NEW ENGLAND CASH MANAGEMENT TRUST --                     4.62
  U.S. GOVERNMENT SERIES*

  NEW ENGLAND TAX EXEMPT                                   3.64
  MONEY MARKET TRUST

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the Funds' current earnings more closely than total return.

                                        AVERAGE ANNUAL TOTAL RETURNS -- 12/31/97
--------------------------------------------------------------------------------
                                    6 MONTHS     1 YEAR     5 YEARS    10 YEARS
                                   (CLASS A&B) (CLASS A&B) (CLASS A)   (CLASS A)

  NEW ENGLAND CASH MANAGEMENT TRUST--  2.47%      4.90%       4.19%       5.41%
  MONEY MARKET SERIES

  NEW ENGLAND CASH MANAGEMENT TRUST--  2.32       4.61        4.04        5.19
  U.S. GOVERNMENT SERIES

  NEW ENGLAND TAX EXEMPT               1.67       3.30        2.89        3.73
  MONEY MARKET TRUST

Investment results in this table represent annual returns including reinvestment of distributions. Figures quoted above represent past performance and are not a guarantee of future results.

*Note to Shareholders:
Following the end of New England Cash Management Trust's fiscal period, the Board of Trustees approved a proposal to close the U.S. Government Series, effective February 27, 1998. We notified shareholders of this event in early February.

--------------------------------------------------------------------------------
                         NEW ENGLAND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Q. How did New England Cash Management Trust perform over the last six months?

[Photo of Scott Nicholson]
Scott Nicholson]
Back Bay Advisors, L.P.

   Although long-term interest rates declined during the period, the short-term rates that drive the performance of money market instruments remained relatively stable, as the Federal Reserve Board kept the federal funds rate at 5 1/4%. The federal funds rate is the rate at which banks lend to each other overnight and is the benchmark for short-term interest rates.

   In this environment, New England Cash Management Trust provided competitive money market yields while maintaining a constant $1.00* share price. For the six months ending December 31, 1997, the Money Market Series provided a total return of 2.47%, which included the reinvestment of $0.024 per share in income distributions. The Fund's seven-day yield at year-end was 4.93%.

   For the same six-month period, the U.S. Government Series provided a total return of 2.32%, which included the reinvestment of $0.023 per share in income distributions. The Fund's seven-day yield at year-end was 4.62%.

*Money market funds are neither insured nor guaranteed by the U.S. government.
 These funds seek but cannot assure a stable share price of $1.00.

Q. What strategies did you use in managing the portfolios during that time?

   In a period when short-term interest rates remained in a fairly narrow range, we worked to maximize returns by managing the average maturity of the Money Market Series. We purchased securities with longer maturities when their yields rose in comparison to those of securities with shorter maturities, and invested in instruments with shorter maturities when they provided similar yields to those with longer maturities. This strategy helped us to lock in rates while they hovered near the top of their range during the period. As in the past, we concentrated on commercial paper, supplemented by the certificates of deposit of both domestic and foreign banks. During the period, we held obligations of Japanese banks, which had matured by year-end.

   In the U.S. Government Series, we took steps to help boost the portfolio's income as short-term interest rates fell during the period. Specifically, we shortened the average maturity of the portfolio throughout the period, investing the proceeds from maturing U.S. Treasury bills in overnight repurchase agreements that are collateralized by obligations of the U.S. government. These overnight issues offered higher yields than U.S. Treasury bills. The reduced supply of Treasury bills, due to the decline in the federal budget deficit and a "flight to quality" prompted by financial difficulties in Asia, pushed down the yields of most U.S. Treasury bills.

Q. What is your outlook for money market vehicles over the next six months?

   With the economy continuing to grow at a rate in excess of 3% and unemployment at historically low levels, we normally would anticipate the Federal Reserve Board to raise interest rates. However, the events in Asia during the fourth quarter have clouded the economic outlook for 1998 and the direction of interest rates. The Federal Reserve will likely monitor the lingering effects of the Asian financial turmoil on the U.S. economy before adjusting monetary policy. Investors' attempts to anticipate the next Fed policy move may create some volatility in interest rates.

Q. How did New England Tax Exempt Money Market Trust perform over the last six months?

   New England Tax Exempt Money Market Trust generated strong results, maintaining a constant share price of $1.00*. For the six months ending December 31, 1997, the Fund provided a total return of 1.67%, which included the reinvestment of $0.016 in dividend distributions. At the end of the period, the Fund's tax exempt seven-day yield was 3.64%, which translates into a taxable equivalent yield of 6.03% for an investor in the maximum federal income tax bracket of 39.6%.

[Photo of John Maloney]
John Maloney
Back Bay Advisors, L.P.

Q. What was the investment environment like during that time?

   The environment was favorable for money market investments. The economy grew at a steady pace, corporate profits rose, hourly wages increased and unemployment fell to historically low levels. Despite this economic strength, inflation -- which ran at about a 2% rate -- remained very low. We attribute this positive climate to large gains in productivity, global competition, technological advances and a shrinking U.S. budget deficit.

*Money market funds are neither insured nor guaranteed by the U.S. government. These funds seek but cannot assure a stable share price of $1.00.

   Within this setting, seasonal factors were the key influence driving tax exempt money market yields. Yields tended to rise in late June and early July, the time of the year when supply typically is heaviest.

Q. What strategies did you put to work during the six months?

   We took advantage of the seasonal factors, extending maturity when yields rose and shortening it in anticipation of lower yields. We extended the Fund's average maturity from 15 days in June to 66 days in July, enabling the Fund to lock in higher yields for a longer period of time. As we approached year-end, we increased the Fund's investments in variable-rate products to 70% of the portfolio to take advantage of their higher yields.

Q. What is your outlook over the next six months?

   It's somewhat cautious. Despite improvements in productivity and technology, we think that continued strength in the economy could eventually lead to higher inflation. In our view, however, the Federal Reserve Board will sit tight in the near future as it monitors economic activity and the effect that a slowdown in Asia could have on U.S. economic growth.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

Total Return - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Income Distributions - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

Capital Gains Distributions - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

Yield - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

Maturity - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

Duration - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

Treasuries - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

Municipal Bond - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

                  CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
-------------------------------------------------------------------------------
Investments as of December 31, 1997
(unaudited)

INVESTMENTS--100.1% OF TOTAL NET ASSETS

 FACE
AMOUNT              DESCRIPTION                                                  VALUE (a)
----------------------------------------------------------------------------------------------
                    BANKERS ACCEPTANCE--1.0%
 $  6,750,000       Bank of Nova Scotia, 5.620%, 6/09/98 .....................  $    6,582,454
                                                                                --------------
                    Total Bankers Acceptance (Cost $6,582,454) ...............       6,582,454
                                                                                --------------
                    BANK NOTE--1.5%
   10,000,000       Morgan Guaranty Trust New York, 5.615%, 1/01/98 (b) ......       9,999,286
                                                                                --------------
                    Total Bank Note (Cost $9,999,286) ........................       9,999,286
                                                                                --------------
                    CERTIFICATES OF DEPOSIT--15.5%
    5,000,000       Societe Generale New York, 5.750%, 1/05/98 ...............       4,999,881
    3,000,000       Societe Generale New York, 5.730%, 1/07/98 ...............       2,999,989
    8,000,000       Svenska Handelsbanken, Inc., 5.780%, 1/07/98 .............       8,000,119
    5,000,000       ABN Amro Bank, 5.830%, 1/09/98 ...........................       4,999,923
    6,000,000       Deutsche Bank AG New York, 5.640%, 1/12/98 ...............       6,000,018
    5,000,000       Swiss Bank New York, 5.770%, 1/30/98 .....................       4,999,594
    4,140,000       Banque Nationale de Paris, 5.780%, 2/04/98 ...............       4,139,774
    6,000,000       Canadian Imperial, 5.800%, 3/02/98 .......................       5,999,798
    5,000,000       Commerzbank AG New York, 5.820%, 3/03/98 .................       4,999,384
    5,000,000       National Westminster Bank New York, 5.770%, 3/03/98 ......       4,998,830
    7,000,000       Banque Nationale de Paris New York, 5.800%, 3/04/98 ......       6,999,513
    4,000,000       Royal Bank of Canada, 5.800%, 3/04/98 ....................       3,998,202
    5,000,000       Societe Generale New York, 6.340%, 4/16/98 ...............       5,006,110
    5,000,000       Societe Generale New York, 6.190%, 5/11/98 ...............       5,004,026
    5,000,000       Royal Bank of Canada New York, 6.120%, 5/20/98 ...........       5,005,255
    7,000,000       Swiss Bank New York, 6.050%, 5/22/98 .....................       7,001,573
    5,000,000       Royal Bank of Canada New York, 5.910%, 6/17/98 ...........       5,001,544
   10,000,000       Swiss Bank New York, 5.870%, 8/19/98 .....................       9,993,813
    5,000,000       Deutsche Bank AG New York, 5.940%, 9/15/98 ...............       4,999,420
                                                                                --------------
                    Total Certificates of Deposit (Cost $105,146,766) ........     105,146,766
                                                                                --------------
                    CERTIFICATES OF DEPOSIT (EURODOLLARS)--10.9%
    8,000,000       Barclays Bank PLC, 5.645%, 1/05/98 .......................       7,999,955
   10,000,000       ABN Amro, 5.645%, 1/07/98 ................................       9,999,990
   10,000,000       Rabobank Nederland, 6.000%, 3/20/98 ......................      10,002,389
    5,000,000       Swiss Bank Corp., 5.980%, 3/20/98 ........................       4,999,218
    5,000,000       Commerzbank, 6.225%, 4/14/98 .............................       5,004,827
    8,000,000       Lloyds Bank PLC, 6.260%, 4/16/98 .........................       8,005,693
    7,000,000       Lloyds Bank PLC, 6.140%, 5/08/98 .........................       7,006,923
   10,000,000       National Westminster Bank PLC, 6.070%, 6/10/98 ...........      10,008,791
   11,000,000       Svenska Handelsbanken, Inc., 5.900%, 6/10/98 .............      11,000,904
                                                                                --------------
                    Total Certificates of Deposit (Eurodollars) (Cost
                      $74,028,690) ...........................................      74,028,690
                                                                                --------------

                    COMMERCIAL PAPER--71.2%
                    ASSET BACKED--1.9%
    6,000,000       Clipper Receivables Corp., 5.600%, 1/22/98 ...............       5,980,400
    7,000,000       Clipper Receivables Corp., 5.620%, 2/05/98 ...............       6,961,753
                                                                                --------------
                                                                                    12,942,153
                                                                                --------------
                    AUTOMOTIVE--6.5%
    7,000,000       Ford Motor Credit Co., 5.600%, 1/09/98 ...................       6,991,289
    2,000,000       General Motors Acceptance Corp., 5.590%, 1/12/98 .........       1,996,584
    6,000,000       General Motors Acceptance Corp., 5.560%, 1/15/98 .........       5,987,027
    6,000,000       General Motors Acceptance Corp., 5.570%, 1/16/98 .........       5,986,075
    6,000,000       General Motors Acceptance Corp., 5.540%, 1/20/98 .........       5,982,457
    5,000,000       Ford Motor Credit Co., 5.590%, 2/03/98 ...................       4,974,379
    5,000,000       General Motors Acceptance Corp., 5.740%, 2/10/98 .........       4,968,111
    7,000,000       General Motors Acceptance Corp., 5.600%, 4/20/98 .........       6,881,311
                                                                                --------------
                                                                                    43,767,233
                                                                                --------------
                    BANKS--15.4%
    8,000,000       National Westminster Bank New York, 5.600%, 1/02/98 ......       7,998,755
    6,000,000       Toronto Dominion Holdings USA, Inc., 5.530%, 1/02/98 .....       5,999,078
   10,000,000       National Westminster Bank New York, 5.560%, 1/08/98 ......       9,989,189
    7,000,000       Bankers Trust New York Corp., 5.560%, 1/12/98 ............       6,988,108
    7,000,000       Bankers Trust New York Corp., 5.560%, 1/13/98 ............       6,987,027
    5,000,000       Bankers Trust New York Corp., 5.540%, 1/20/98 ............       4,985,380
    5,000,000       Toronto Dominion Holdings USA, Inc., 5.530%, 1/20/98 .....       4,985,407
    4,000,000       BNP Canada, 5.600%, 2/13/98 ..............................       3,973,244
    6,000,000       Svenska Handelsbanken, 5.730%, 2/17/98 ...................       5,955,115
    6,000,000       Svenska Handelsbanken, 5.740%, 2/17/98 ...................       5,955,037
    5,000,000       Bank of Nova Scotia, 5.720%, 3/03/98 .....................       4,951,539
   10,000,000       Societe Generale Canada, 5.520%, 3/09/98 .................       9,897,267
    5,000,000       Societe Generale Canada, 5.720%, 3/16/98 .................       4,941,211
    3,200,000       BNP Canada, 5.550%, 3/26/98 ..............................       3,158,560
    4,000,000       Bankers Trust New York Corp., 5.570%, 4/08/98 ............       3,939,968
    5,000,000       Royal Bank of Canada, 5.600%, 5/08/98 ....................       4,901,222
    5,000,000       Bankers Trust New York Co., 5.700%, 6/09/98 ..............       4,874,125
    4,000,000       BNP Canada, 5.670%, 6/15/98 ..............................       3,896,050
                                                                                --------------
                                                                                   104,376,282
                                                                                --------------
                    FINANCE--22.4%
    4,000,000       General Electric Capital Corp., 5.650%, 1/06/98 ..........       3,996,861
    6,000,000       Heller Financial, Inc., 5.650%, 1/06/98 ..................       5,995,292
    7,000,000       Heller Financial, Inc., 5.670%, 1/09/98 ..................       6,991,180
    6,000,000       General Electric Capital Corp., 5.640%, 1/20/98 ..........       5,982,140
   10,000,000       Household Finance Corp., 5.540%, 1/21/98 .................       9,969,222
   10,000,000       Beneficial Corp., 5.580%, 1/23/98 ........................       9,965,900
    4,000,000       American Home Products Corp., 5.760%, 1/27/98 ............       3,983,360
    5,000,000       Avco Financial Services, Inc., 5.610%, 1/27/98 ...........       4,979,742
    7,000,000       CIT Group Holdings, Inc., 5.590%, 1/29/98 ................       6,969,565
    6,000,000       Household Finance Corp., 5.510%, 1/29/98 .................       5,974,287
    6,000,000       Transamerica Financial Group, 5.740%, 1/30/98 ............       5,972,257
    4,500,000       Associates Corp. of North America, 5.620%, 2/06/98 .......       4,474,710
    5,000,000       General Electric Capital Corp., 5.600%, 2/09/98 ..........       4,969,667
    5,000,000       Associates Corp. of North America, 5.650%, 2/10/98 .......       4,968,611
    5,000,000       Associates Corp. of North America, 5.690%, 2/11/98 .......       4,967,599
    5,000,000       Avco Financial Services, Inc., 5.750%, 2/13/98 ...........       4,965,660
    5,000,000       Associates Corp. of North America, 5.690%, 2/20/98 .......       4,960,486
   10,000,000       CIT Group Holdings, Inc., 5.600%, 2/23/98 ................       9,917,555
    5,000,000       General Electric Capital Corp., 5.600%, 2/25/98 ..........       4,957,222
    7,000,000       Beneficial Corp., 5.730%, 2/26/98 ........................       6,937,607
    5,000,000       Household Finance Corp., 5.720%, 3/02/98 .................       4,952,333
    7,000,000       Household Finance Corp., 5.730%, 3/02/98 .................       6,933,150
    4,600,000       General Electric Capital Corp., 5.540%, 3/04/98 ..........       4,556,111
    4,400,000       American Express Credit Corp., 5.570%, 4/21/98 ...........       4,325,114
   10,000,000       American Express Credit Corp., 5.550%, 9/21/98 ...........       9,594,542
                                                                                --------------
                                                                                   152,260,173
                                                                                --------------
                    INSURANCE--5.1%
    5,000,000       Prudential Funding Corp., 5.620%, 1/20/98 ................       4,985,169
    5,000,000       Metlife Funding, Inc., 5.750%, 1/22/98 ...................       4,983,229
    6,000,000       Prudential Funding Corp., 5.540%, 1/22/98 ................       5,980,610
    7,000,000       Prudential Funding Corp., 5.510%, 1/28/98 ................       6,971,073
    5,000,000       Metlife Funding, Inc., 5.740%, 1/29/98 ...................       4,977,678
    7,000,000       Prudential Funding Corp., 5.620%, 2/06/98 ................       6,960,660
                                                                                --------------
                                                                                    34,858,419
                                                                                --------------
                    RETAIL--4.6%
    7,000,000       Sears Roebuck Acceptance Corporation, 5.560%, 2/02/98 ....       6,965,404
    4,500,000       Sears Roebuck Acceptance Corporation, 5.600%, 2/25/98 ....       4,461,500
    6,000,000       Sears Roebuck Acceptance Corporation, 5.520%, 2/27/98 ....       5,947,560
    4,000,000       Sears Roebuck Acceptance Corporation, 5.620%, 2/27/98 ....       3,964,407
   10,000,000       Sears Roebuck Acceptance Corporation, 5.700%, 3/11/98 ....       9,890,750
                                                                                --------------
                                                                                    31,229,621
                                                                                --------------
                    SECURITIES--15.3%
    5,000,000       Merrill Lynch & Co., 5.570%, 1/05/98 .....................       4,996,906
    3,000,000       Merrill Lynch & Co., 5.580%, 1/12/98 .....................       2,994,885
    5,000,000       Goldman Sachs Group, 5.800%, 1/13/98 .....................       4,990,333
    2,000,000       Merrill Lynch & Co., 5.570%, 1/23/98 .....................       1,993,192
   10,000,000       Lehman Brothers Holdings, Inc., 5.780%, 1/28/98 ..........       9,956,650
    5,000,000       Lehman Brothers Holdings, Inc., 5.900%, 1/30/98 ..........       4,976,236
    7,000,000       Merrill Lynch & Co., 5.570%, 2/05/98 .....................       6,962,093
    5,300,000       Merrill Lynch & Co., 5.560%, 2/09/98 .....................       5,268,076
    5,000,000       Morgan Stanley Group, Inc., 5.760%, 2/18/98 ..............       4,961,600
    8,000,000       Lehman Brothers Holdings, Inc., 5.730%, 2/26/98 ..........       7,928,693
    6,000,000       Lehman Brothers Holdings, Inc., 5.750%, 4/01/98 ..........       5,913,750
    5,000,000       Goldman Sachs Group, 5.680%, 4/17/98 .....................       4,916,378
    5,000,000       Goldman Sachs Group, 5.650%, 4/22/98 .....................       4,912,896
    5,000,000       Merrill Lynch & Co., 5.590%, 4/22/98 .....................       4,913,821
    5,000,000       Goldman Sachs Group, 5.700%, 5/11/98 .....................       4,897,083
    6,000,000       Goldman Sachs Group, 5.700%, 5/12/98 .....................       5,875,550
    6,000,000       Goldman Sachs Group, 5.650%, 6/04/98 .....................       5,854,984
    7,000,000       J.P. Morgan & Company, Inc., 5.640%, 6/19/98 .............       6,814,663
    5,000,000       Merrill Lynch & Co., 5.620%, 9/08/98 .....................       4,804,861
                                                                                --------------
                                                                                   103,932,650
                                                                                --------------
                    Total Commercial Paper (Cost $483,366,531) ...............     483,366,531
                                                                                --------------
                    Total Investments--100.1% (Cost $679,123,727) (c) ........     679,123,727
                    Other assets less liabilities ............................        (509,763)
                                                                                --------------
                    Total Net Assets--100% ...................................  $  678,613,964
                                                                                ==============

(a) See note 1a to the financial statements.
(b) Variable rate interest certificates are instruments whose interest rates vary with changes in a designated base rate on a specific date. The maturity date shown is the next interest reset date. The final maturity on this certificate is 2/19/98.
(c) The aggregate cost for federal income tax purposes was $679,123,727.

Percentage of Net Assets invested in obligations of foreign banks or foreign branches of U.S. banks at December 31, 1997:

Canada                             7.59%       Japan                         12.42%
England                            2.58%       Netherlands                    2.98%
France                             8.26%       Sweden                         1.72%
Germany                            2.43%       Switzerland                    0.57%

                 See accompanying notes to financial statements.


                CASH MANAGEMENT TRUST -- U.S. GOVERNMENT SERIES
-------------------------------------------------------------------------------
Investments as of December 31, 1997
(unaudited)

INVESTMENTS--100.8% OF TOTAL NET ASSETS

 FACE
AMOUNT              DESCRIPTION                                                   VALUE (a)
----------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT--23.5%
 $  3,000,000       United States Treasury Bill, 5.220%, 2/05/98 ..............  $   2,984,775
    4,000,000       United States Treasury Bill, 5.465%, 4/02/98 ..............      3,944,743
    3,000,000       United States Treasury Bill, 5.345%, 6/25/98 ..............      2,922,052
                                                                                 -------------
                                                                                     9,851,570
                                                                                 -------------
                    REPURCHASE AGREEMENT--77.3%
   32,400,000       Repurchase agreement with Merrill Lynch dated 12/31/97 at
                      6.500% to be repurchased at $32,411,700 on 1/02/98
                      collateralized by $32,285,000 U.S. Treasury Note, 5.875%
                      due 8/15/98, with a value of $33,051,769 ................     32,400,000
                                                                                 -------------
                    Total Investments--100.8% (Cost $42,251,570) (b) ..........     42,251,570

                    Other assets less liabilities .............................       (349,339)
                                                                                 -------------
                    Total Net Assets--100% ....................................  $  41,902,231
                                                                                 =============

(a) See Note 1a to the financial statements.
(b) The aggregate cost for federal income tax purposes was $42,251,570.

                 See accompanying notes to financial statements.

                         TAX EXEMPT MONEY MARKET TRUST
-------------------------------------------------------------------------------
Investments as of December 31, 1997
(unaudited)


TAX EXEMPT OBLIGATIONS--99.4% OF TOTAL NET ASSETS

       FACE
      AMOUNT             ISSUER                                                         VALUE (a)
---------------------------------------------------------------------------------------------------
                         ALABAMA--3.6%
      $  2,300,000       Athens Industrial Development Board Revenue, 4.650%, (b) ...  $ 2,300,000
                                                                                       -----------
                         ARIZONA--3.2%
         1,000,000       Arizona State Transportation Board Excise Tax, 6.800%,
                           7/01/98 ..................................................    1,014,197
         1,000,000       Arizona State Certificates of Participation, 5.400%, 9/01/98
                           ..........................................................    1,010,013
                                                                                       -----------
                                                                                         2,024,210
                                                                                       -----------
                         CALIFORNIA--7.8%
         2,000,000       Los Angeles County, 4.500%, 6/30/98 ........................    2,006,171
         3,000,000       Riverside County, 4.500%, 6/30/98 ..........................    3,007,818
                                                                                       -----------
                                                                                         5,013,989
                                                                                       -----------
                         DISTRICT OF COLUMBIA--5.0%
         3,200,000       District of Columbia, 5.000%, (b) ..........................    3,200,000
                                                                                       -----------
                         FLORIDA--9.2%
           600,000       Alachua County Health Facilities Authority, 3.850%, 2/11/98       600,000
         3,100,000       Broward County Multi Family Housing, 3.850%, (b) ...........    3,100,000
         2,200,000       Dade County Special Obligation, 4.200%, (b) ................    2,200,000
                                                                                       -----------
                                                                                         5,900,000
                                                                                       -----------
                         HAWAII--8.6%
         2,310,000       Hawaii State Department of Budget & Finance, 4.200%, (b) ...    2,310,000
         3,200,000       Hawaii State Housing Finance & Development Corp., 4.300%, (b)   3,200,000
                                                                                       -----------
                                                                                         5,510,000
                                                                                       -----------
                         IDAHO--1.6%
         1,000,000       Idaho State, 5.625%, 6/30/98 ...............................    1,003,536
                                                                                       -----------
                         ILLINOIS--20.1%
         1,000,000       Chicago, 3.650%, 2/05/98 ...................................    1,000,000
           500,000       Northwest Suburban Municipal Water Agency, 3.850%, 5/01/98 .      500,000
         2,655,000       Elmhurst Revenue, 4.300%, (b) ..............................    2,655,000
         3,200,000       Illinois Health Facilities Authority Revenue, 4.200%, (b) ..    3,200,000
         2,500,000       Jackson/Union Counties, 3.750%, (b) ........................    2,500,000
         3,000,000       St. Charles Industrial Development Revenue, 3.750%, (b) ....    3,000,000
                                                                                       -----------
                                                                                        12,855,000
                                                                                       -----------
                         INDIANA--2.0%
         1,300,000       Indiana Bond Bank, 4.000%, 1/21/98 .........................    1,300,104
                                                                                       -----------
                         KANSAS--1.1%
           700,000       Burlington Pollution Control Revenue, 3.700%, 2/02/98 ......      700,000
                                                                                       -----------
                         KENTUCKY--5.3%
         1,200,000       Pendleton County Revenue, 3.950%, 7/01/98 ..................    1,200,000
         2,200,000       Mayfield Multi City Lease, 3.900%, (b) .....................    2,200,000
                                                                                       -----------
                                                                                         3,400,000
                                                                                       -----------
                         LOUISIANA--4.8%
         3,100,000       Louisiana Public Facilities Hospital Authority, 4.200%, (b)     3,100,000
                                                                                       -----------
                         MICHIGAN--3.1%
         2,000,000       Detroit School District, 4.500%, 5/01/98 ...................    2,003,821
                                                                                       -----------
                         MINNESOTA--5.0%
         1,870,000       Mendota Heights, 4.500%, (b) ...............................    1,870,000
         1,330,000       Mendota Heights Housing Mortgage Revenue, 4.500%, (b) ......    1,330,000
                                                                                       -----------
                                                                                         3,200,000
                                                                                       -----------
                         NORTH CAROLINA--0.9%
           580,000       Iredell County Memorial Hospital Revenue, 3.900%, 10/01/98 .      580,000
                                                                                       -----------
                         OREGON--0.3%
           200,000       Portland Pollution Control, 5.000%, (b) ....................      200,000
                                                                                       -----------
                         SOUTH CAROLINA--5.0%
         3,200,000       Florence County Hospital Revenue, 4.550%, (b) ..............    3,200,000
                                                                                       -----------
                         TEXAS--7.7%
         1,000,000       North Central Texas Health Facility Development,
                           3.750%, 1/09/98 ..........................................    1,000,000
         2,000,000       Texas State, 4.750%, 8/31/98 ...............................    2,011,813
           600,000       Grapevine Industrial Development Corporation Revenue,
                           5.000%, (b) ..............................................      600,000
         1,325,000       Nueces County Health Facilities, 3.850%, (b) ...............    1,325,000
                                                                                       -----------
                                                                                         4,936,813
                                                                                       -----------
                         UTAH--2.8%
         1,800,000       Provo City Housing Authority, 4.650%, (b) ..................    1,800,000
                                                                                       -----------
                         WYOMING--2.3%
         1,500,000       Sweetwater County 1988A Yr 1&2, 3.850%, 2/19/98 ............    1,500,000
                                                                                       -----------
                         Total Investments--99.4% (Cost $63,727,473)(c) .............   63,727,473
                         Other assets less liabilities ..............................      387,042
                                                                                       -----------
                         Total Net Assets--100% .....................................  $64,114,515
                                                                                       ===========

(a) See Note 1a to the financial statements.
(b) This is a floating rate note which is an instrument whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c) The aggregate cost for federal income tax purposes was $63,727,473.

                 See accompanying notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
December 31, 1997
(unaudited)

                                                          CASH MANAGEMENT TRUST
                                                  --------------------------------------         TAX EXEMPT
                                                                              U. S.                 MONEY
                                                    MONEY MARKET           GOVERNMENT              MARKET
                                                       SERIES                SERIES                 TRUST
                                                    ------------           ----------            -----------
ASSETS
  Investments at value
    Securities .................................      $679,123,727           $ 9,851,570           $63,727,473
    Repurchase agreements ......................                --            32,400,000                    --
                                                      ------------           -----------           -----------
  Total Investments ............................       679,123,727            42,251,570            63,727,473
  Cash .........................................           125,117                 4,962                34,196
  Receivable for:
    Shares of the Trust sold ...................         2,981,584                52,301               220,392
    Interest ...................................         5,834,345                 5,850               531,114
  Prepaid registration .........................             2,000                 2,000                 7,000
                                                      ------------           -----------           -----------
                                                       688,066,773            42,316,683            64,520,175
LIABILITIES
  Payable for:
    Shares of the Trust redeemed ...............         8,122,039               302,081               273,456
    Dividends declared .........................           445,145                24,858                30,846
  Accrued expenses:
    Management fees ............................           243,933                15,728                30,539
    Deferred trustees' fees ....................            36,878                33,407                37,953
    Accounting and administrative ..............             8,053                    --                 1,900
    Other ......................................           596,761                38,378                30,966
                                                      ------------           -----------           -----------
                                                         9,452,809               414,452               405,660
                                                      ------------           -----------           -----------
NET ASSETS .....................................      $678,613,964           $41,902,231           $64,114,515
                                                      ============           ===========           ===========
  Net assets consist of:
    Capital paid in Class A shares .............      $667,704,470           $41,010,448           $63,961,387
    Capital paid in Class B shares .............        10,794,408               830,841               153,128
    Undistributed net investment income ........           118,639                60,942                    --
    Accumulated net realized losses ............           (3,553)                    --                    --
                                                      ------------           -----------           -----------
NET ASSETS .....................................      $678,613,964           $41,902,231           $64,114,515
                                                      ============           ===========           ===========
Shares of beneficial interest outstanding,
  no par value
    Class A shares .............................       667,704,470            41,010,948            63,961,387
    Class B shares .............................        10,794,408               830,341               153,128
                                                      ------------           -----------           -----------
Shares of beneficial interest outstanding  .....       678,498,878            41,841,289            64,114,515
                                                       ===========            ==========            ==========
    Net asset value per share Class A and Class
      B
      shares* ..................................             $1.00                 $1.00                 $1.00
                                                             =====                 =====                 =====
COST OF INVESTMENTS ............................      $679,123,727           $42,251,570           $63,727,473
                                                      ============           ===========           ===========

* Shares of the series are sold and redeemed at net asset value (net assets/shares of beneficial interest outstanding).

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended December 31, 1997
(unaudited)

                                                   CASH MANAGEMENT TRUST
                                                ---------------------------     TAX EXEMPT
                                                   MONEY            U. S.          MONEY
                                                   MARKET        GOVERNMENT       MARKET
                                                   SERIES          SERIES          TRUST
                                                -----------     -----------     -----------
INVESTMENT INCOME
  Interest ..................................   $20,132,448     $ 1,275,680     $ 1,325,305
                                                -----------     -----------     -----------
  Expenses
    Management fees .........................     1,468,113          98,104         137,713
    Trustees' fees ..........................        11,044           8,548           8,417
    Accounting and administrative ...........        45,004          24,118          11,149
    Custodian ...............................        70,032          15,837          21,034
    Transfer agent ..........................     1,340,207          55,312          67,275
    Audit and tax services ..................        12,605          12,600          12,600
    Legal ...................................         3,123           3,123           3,123
    Printing ................................        76,691           6,204           6,496
    Registration ............................        51,387          22,282          24,519
    Insurance ...............................        17,322             375             110
    Miscellaneous ...........................        35,900           2,190           2,336
                                                -----------     -----------     -----------
  Total expenses ............................     3,131,428         248,693         294,772
  Less - waiver of fee by investment adviser,
    subadviser and distributor ..............          --           (24,118)       (101,113)
                                                -----------     -----------     -----------
  Net investment income .....................    17,001,020       1,051,105       1,131,646
REALIZED LOSS ON INVESTMENTS - NET ..........        (1,709)           --              --
                                                -----------     -----------     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..   $16,999,311     $ 1,051,105     $ 1,131,646
                                                ===========     ===========     ===========

                See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(unaudited)

                                                                     CASH MANAGEMENT TRUST
                                       ---------------------------------------------------------------------------
                                                   MONEY MARKET SERIES                U. S. GOVERNMENT SERIES
                                       -------------------------------------     ---------------------------------
                                                               SIX MONTHS                             SIX MONTHS
                                          YEAR ENDED             ENDED             YEAR ENDED            ENDED
                                           JUNE 30,           DECEMBER 31,          JUNE 30,          DECEMBER 31,
                                             1997                 1997                1997                1997
                                       ---------------       ---------------     ---------------     -------------
FROM OPERATIONS
  Net investment income ...........    $    31,512,764       $    17,001,020     $     2,456,840     $   1,051,105
  Net realized gain (loss) on
    investments ...................             (1,820)               (1,709)                 90              --
                                       ---------------       ---------------     ---------------     -------------

  Increase in net assets from
    operations ....................         31,510,944            16,999,311           2,456,930         1,051,105
                                       ---------------       ---------------     ---------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income (a) .......        (31,392,304)          (16,999,311)         (2,395,989)       (1,051,105)
  Net realized gain on investments            (118,639)                 --               (60,941)             --
                                       ---------------       ---------------     ---------------     -------------
                                           (31,510,943)          (16,999,311)         (2,456,930)       (1,051,105)
                                       ---------------       ---------------     ---------------     -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares       1,265,900,028           784,367,883          95,618,455        36,279,325
  Net asset value of shares issued
    in connection with the
    reinvestment of dividends from
    net investment income and
    distributions from net
    realized gains ................         30,704,669            16,038,637           2,405,190         1,001,344
  Cost of shares redeemed .........     (1,261,566,359)         (820,451,481)       (101,434,636)      (44,514,391)
                                       ---------------       ---------------     ---------------     -------------

  Total increase (decrease) in
    net assets derived from
    capital share transactions ....         35,038,338           (20,044,961)         (3,410,991)       (7,233,722)
                                       ---------------       ---------------     ---------------     -------------

  Total increase (decrease) in
    net assets ....................         35,038,339           (20,044,961)         (3,410,991)       (7,233,722)
NET ASSETS
  Beginning of the period .........        663,620,586           698,658,925          52,546,944        49,135,953
                                       ---------------       ---------------     ---------------     -------------
  End of the period (b) ..........     $   698,658,925       $   678,613,964     $    49,135,953     $  41,902,231
                                       ===============       ===============     ===============     =============

(a) Amounts distributed include a net realized gain/(loss) of ($1,820) and $90 for the Money Market Series and U.S.
    Government Series, respectively, for the year ended June 30, 1997.
(b) Including undistributed net investment income of $118,640 and $60,942 for the Money Market Series and U.S. Government
    Series, respectively.

                See accompanying notes to financial statements.

------------------------------------------------------------------------------
(uanudited)

                                                        TAX EXEMPT MONEY
                                                          MARKET TRUST
                                                  ----------------------------
                                                                  SIX MONTHS
                                                   YEAR ENDED        ENDED
                                                    JUNE 30,      DECEMBER 31,
                                                      1997            1997
                                                  -----------     -----------
FROM OPERATIONS
  Net investment income .......................   $ 2,150,924     $ 1,131,646
  Net realized gain on investments ............         5,035            --
                                                  -----------     -----------
  Increase in net assets from operations ......     2,155,959       1,131,646
                                                  -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income (a) ...................    (2,155,959)     (1,131,646)
                                                  -----------     -----------
                                                   (2,155,959)     (1,131,646)
                                                  -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares ............    91,844,146      39,154,466
  Net asset value of shares issued in
    connection with the reinvestment of
    dividends from net investment
    income and distributions from net
    realized gain .............................     2,121,276       1,081,165
  Cost of shares redeemed .....................   (91,126,563)    (43,857,258)
                                                  -----------     -----------

  Total increase (decrease) in net assets
    derived from capital share transactions ...     2,838,859      (3,621,627)
                                                  -----------     -----------
  Total increase (decrease) in net assets .....     2,838,859      (3,621,627)
NET ASSETS
  Beginning of the period .....................    64,897,283      67,736,142
                                                  -----------     -----------
  End of the period ...........................   $67,736,142     $64,114,515
                                                  ===========     ===========

(a) Amount distributed includes net realized gain of $5,035 for the year ended June 30, 1997.


                See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited0

                                                                     FROM INVESTMENT OPERATIONS
                                                             --------------------------------------------
                                                NET                               NET
                                               ASSET                          REALIZED AND
                                             VALUE AT             NET          UNREALIZED       TOTAL FROM
                                             BEGINNING        INVESTMENT        GAIN ON         INVESTMENT
                                              OF YEAR           INCOME        INVESTMENTS       OPERATIONS
                                             ---------        ----------      ------------      ----------
CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
  Year Ended June 30,
    1993 .................................     $1.00            $0.0275            --            $0.0275
    1994 .................................      1.00             0.0264            --             0.0264
    1995 .................................      1.00             0.0469            --             0.0469
    1996 .................................      1.00             0.0482         $0.0002           0.0484
    1997 .................................      1.00             0.0467            --             0.0467
    Six Months Ended December 31, 1997 ...      1.00             0.0244            --             0.0244

CASH MANAGEMENT TRUST -- U.S. GOVERNMENT SERIES
  Year Ended June 30,
    1993 .................................      1.00             0.0271            --             0.0271
    1994 .................................      1.00             0.0257            --             0.0257
    1995 .................................      1.00             0.0454            --             0.0454
    1996 .................................      1.00             0.0465          0.0010           0.0475
    1997 .................................      1.00             0.0441            --             0.0441
    Six Months Ended December 31, 1997 ...      1.00             0.0230            --             0.0230

TAX EXEMPT MONEY MARKET TRUST
  Year Ended June 30,
    1993 .................................      1.00             0.0214            --             0.0214
    1994 .................................      1.00             0.0208            --             0.0208
    1995 .................................      1.00             0.0314            --             0.0314
    1996 .................................      1.00             0.0327            --             0.0327
    1997 .................................      1.00             0.0314          0.0001           0.0315
    Six Months Ended December 31, 1997 ...      1.00             0.0166            --             0.0166

(a) Including net realized gain on investments.
(b) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitation and voluntary fee waiver described in Note 3 to the financial statements would have been 0.83%, 0.89%, 0.85%, 0.90% and 0.85% for the years ended June 30, 1993, 1994,
    1995, 1996, 1997 and 0.86% for six months ended December 31, 1997 for Tax Exempt Money Market
    Trust. 0.96% and 0.99% for the U.S. Government Series for the years ended June 30, 1996 and
    1997, respectively and 1.08% for the six months ended December 31, 1997.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
(unaudited)

        LESS DISTRIBUTIONS
-------------------------------------
                                                                                                           RATIO OF        RATIO OF
                                                                                            NET           OPERATING          NET
      DIVIDENDS          DIVIDENDS                                                         ASSETS        EXPENSES TO      INCOME TO
       FROM NET            FROM                          NET ASSET                         END OF          AVERAGE         AVERAGE
      INVESTMENT          CAPITAL           TOTAL        VALUE AT         TOTAL             YEAR          NET ASSETS      NET ASSETS
        INCOME             GAINS        DISTRIBUTIONS   END OF YEAR      RETURN %          (000)            (%)(b)           (%)
      ----------         ---------      -------------   -----------      --------        --------        -----------      ----------

      $(0.0275)              --          $(0.0275)        $1.00             2.84         $775,914             0.79          2.78
       (0.0264)              --           (0.0264)         1.00             2.68          699,369             0.84          2.65
       (0.0469)              --           (0.0469)         1.00             4.79          649,808             0.88          4.67
       (0.0484)(a)           --           (0.0484)         1.00             4.95          663,621             0.90          4.85
       (0.0465)         $(0.0002)         (0.0467)         1.00             4.77          698,659             0.88          4.66
       (0.0244)              --           (0.0244)         1.00             4.90(c)       678,614             0.89(c)       4.86(c)

       (0.0271)              --           (0.0271)         1.00             2.80           64,595             0.78          2.73
       (0.0257)              --           (0.0257)         1.00             2.60           58,963             0.84          2.54
       (0.0454)              --           (0.0454)         1.00             4.64           59,742             0.92          4.53
       (0.0475)              --           (0.0475)         1.00             4.86           52,547             0.93          4.80
       (0.0431)          (0.0010)         (0.0441)         1.00             4.50           49,136             0.95          4.46
       (0.0023)              --           (0.0230)         1.00             4.61(c)        41,902             0.97(c)       4.55(c)

       (0.0214)              --           (0.0214)         1.00             2.20           56,555             0.56          2.14
       (0.0208)              --           (0.0208)         1.00             2.10           66,620             0.56          2.08
       (0.0314)              --           (0.0314)         1.00             3.18           67,797             0.56          3.15
       (0.0327)              --           (0.0327)         1.00             3.32           64,897             0.56          3.29
       (0.0315)(a)           --           (0.0315)         1.00             3.20           67,736             0.56          3.17
       (0.0166)              --           (0.0166)         1.00             3.30(c)        64,115             0.56(c)       3.28(c)


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1997
(unudited)


1. SIGNIFICANT ACCOUNTING POLICIES.   New England Cash Management Trust and
New England Tax Exempt Money Market Trust (the "Trusts") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies.

NEW ENGLAND CASH MANAGEMENT TRUST -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value, in separate Series, with shares of each Series representing interests in a separate portfolio of assets. Effective September 13, 1993, each Series began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the New England Stock or Bond Funds to invest in money market shares. Class A and B shares are identical except that Class B shares may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class B shares of a stock or bond fund. Each Series is separately managed and has its own objectives and policies. The Trust is comprised of the Money Market Series and the U.S. Government Series.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. Effective September 13, 1993, the Trust began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the New England Stock or Bond Funds to invest in money market shares. Class A and B shares are identical except that Class B shares may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class B shares of a stock or bond fund.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter accreting any discount or amortizing any premium on a straight-line basis.

B. REPURCHASE AGREEMENTS. The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Trusts' policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying security.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

D. WHEN-ISSUED SECURITIES. Delivery and payment for securities purchased on a when-issued or delayed delivery basis can take place one month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. At December 31, 1997, there were no when issued securities.

E. FEDERAL INCOME TAXES. Each Series of the Cash Management Trust and the Tax Exempt Money Market Trust intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income. Accordingly, no provision for federal income tax has been made.

The Tax Exempt Money Market Trust has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for federal income tax purposes.

F. DIVIDENDS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. Long term gain distributions, if any, will be made annually.

G. OTHER. Each of the Trusts invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or foreign branches or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

2. INVESTMENT TRANSACTIONS.
For the six months ended December 31, 1997:

NEW ENGLAND CASH MANAGEMENT TRUST -- Purchase and sales or maturities of short-term obligations, including securities purchased subject to repurchase agreements, aggregated $2,658,081,869 and $2,687,501,612 respectively, for the Money Market Series. Purchases and sales or maturities of United States government obligations, including securities purchased subject to repurchase agreements, aggregated $3,906,247,932 and $3,913,050,000 respectively, for the U.S. Government Series.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- Purchases and sales or maturities of short-term obligations aggregated $68,942,983 and $82,000,000 respectively.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

During the six months ended December 31, 1997, the Trusts incurred management fees payable to the Trusts' investment adviser, New England Funds Management L.P. ("NEFM") and subadviser, Back Bay Advisors ("BBA"). Certain officers and directors of NEFM are also officers and trustees of the Trusts. NEFM and BBA are wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

NEW ENGLAND CASH MANAGEMENT TRUST
Under the management agreements, each series pays to its investment adviser, NEFM, a monthly fee based on the annual percentage rates of the series' corresponding average daily net asset values set forth below.

Under the same management agreements, NEFM pays to its investment subadviser, BBA, a monthly fee based on the annual percentage rates of the series' corresponding average daily net asset values set forth below:

                                                                       ANNUAL PERCENTAGE RATE OF
                                                                       ADVISORY FEES PAID BY NEFM
                                                                         TO THE SUBADVISER, BBA
                             ANNUAL PERCENTAGE RATE OF      ------------------------------------------------
                               ADVISORY FEES PAID BY        CASH MANAGEMENT TRUST      CASH MANAGEMENT TRUST
                                THE SERIES TO NEFM           MONEY MARKET SERIES      U.S. GOVERNMENT SERIES
                             -------------------------      ---------------------     ----------------------
the first $500 million                .4250%                       .2050%                     .2125%
the next $500 million                 .4000%                       .1800%                     .2000%
the next $500 million                 .3500%                       .1600%                     .1750%
the next $500 million                 .3000%                       .1400%                     .1500%
amounts in excess of $2 billion       .2500%                       .1200%                     .1250%

FEES EARNED FROM MONEY MARKET SERIES

      $772,998      New England Funds Management
      $695,115      Back Bay Advisors

FEES EARNED FROM U.S. GOVERNMENT SERIES

      $49,052       New England Funds Management
      $49,052       Back Bay Advisors

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
The Trust pays management fees to its investment adviser, NEFM, at the annual rate of 0.40% of the first $100 million of the Trust's average daily net assets and 0.30% of such assets in excess of $100 million. NEFM pays the Trust's investment subadviser, BBA, at the rate of 0.20% of the first $100 million of the Trust's average daily net assets and 0.15% of such assets in excess of $100 million. Fees earned by NEFM and Back Bay Advisors under the management agreements in effect during the six months ended December 31, 1997 are as follows:

      FEES EARNED(a)
      --------------
      $68,857       New England Funds Management
      $68,856       Back Bay Advisors
      (a) Before reduction pursuant to voluntary expense limitations.

NEFM and BBA have voluntarily agreed, until further notice, to reduce the management fee and, if necessary, to assume Trust expenses in order to limit the expenses to 0.5625 of 1% of average net assets per year. As a result of exceeding the expense limitation, management fees for the six months ended December 31, 1997 were reduced by $50,556 and $50,557, respectively. Effective January 1, 1998 the voluntary limitation changed to 0.65 of 1.00% of average net assets.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Trusts' distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Trusts. Each Trust reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Trusts, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Trusts or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended December 31, 1997, these expenses amounted to $45,004 for the Cash Management Trust Money Market Series and $11,149 for the Tax Exempt Money Market Trust.

New England Funds has voluntarily agreed to waive accounting and administrative fees for the Cash Management Trust U.S. Government Series until further notice. As a result of this voluntary waiver, New England Funds waived its entire fee of $24,118 for the six months ended December 31, 1997.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Trusts. For the six months ended December 31, 1997, the New England Cash Management Trust Money Market Series, U.S. Government Series and Tax Exempt Money Market Trust paid $780,189, $34,305 and $35,269, respectively, to New England Funds as compensation for its services in that capacity. For the six months ended December 31, 1997, the Cash Management Trust Money Market Series, U.S. Government Series and Tax Exempt Money Market Series received $5,970, $392 and $588, respectively, in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

4. TRUSTEES FEES AND EXPENSES.   The Trusts do not pay any compensation to
officers or trustees who are directors, officers, or employees of NEFM, NEIC, New England Funds or their affiliates, other than registered investment companies. Each disinterested trustee is compensated by each series of the Cash Management Trust and by the Tax Exempt Money Market Trust as follows:

                                                              TAX EXEMPT
                              MONEY MARKET     U.S. GOV'T         MONEY
                                 SERIES          SERIES       MARKET TRUST
                              ------------     ----------     ------------
Annual Retainer               $1,982          $1,413          $1,412
Meeting Fee                   $109/meeting    $109/meeting    $109/meeting
Committee Meeting Fee         $65/meeting     $65/meeting     $65/meeting
Committee Chairman Annual
  Retainer                    $282            $26             $30

A deferred compensation plan is available to members of the boards of trustees. A trustee's participation in the plan is voluntary. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the relevant series or Trust on the normal payment date.

5. CONCENTRATION OF CREDIT.   The Tax Exempt Money Market Trust had the
following industry concentrations in excess of 10% on December 31, 1997 as a percentage of the Trust's total net assets: Government (23.7%), Hospitals (27.2%), Housing (17.7%), and Industrial (16.4%). The Trust also had more than 10% of its total net assets invested in Illinois (20.1%) and had more than 10% of its net assets backed by letters of credit with Sumitomo Bank (14.5%).

6. SUBSEQUENT EVENT. The Board of Trustees on behalf of the New England Cash Management Trust voted to liquidate the U.S. Government Series effective February 27, 1998.

Fund shareholders are encouraged to sell their shares and reinvest their proceeds into the Money Market Series or a longer-term New England Fund. In the event a shareholder does nothing, on February 27, 1998, New England Funds will automatically liquidate their shares and reinvest the proceeds into the Money Market Series.

                      NEW ENGLAND CASH MANAGEMENT TRUST
                  NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

Supplement dated March 1, 1998 to the New England Money Market Fund Prospectus for Class A and B shares dated September 1, 1997 (as supplemented November 17, 1997 and January 1, 1998).

Effective February 27, 1998, the U.S. Government Series of New England Cash Management Trust was liquidated, and is therefore no longer available for purchase or exchange.

Effective March 1, 1998, the Money Market Series of New England Cash Management Trust offers Class C shares in addition to Class A, Class B and Class Y shares.

The cover page of the Prospectus is revised to reflect that while Class A, B, and C shares are offered at net asset value, under conditions described in the Prospectus, a contingent deferred sales charge (a "CDSC") is imposed upon redemption of Fund shares originally acquired by exchange of shares from any of the New England Stock or Bond Funds (the "Stock or Bond Funds").

THE SHAREHOLDER TRANSACTIONS EXPENSES CHART IN THE "SCHEDULE OF FEES" SECTION IS REVISED TO READ AS FOLLOWS:

                                                              NEW ENGLAND CASH                     NEW ENGLAND TAX
                                                            MANAGEMENT TRUST --                      EXEMPT MONEY
                                                            MONEY MARKET SERIES                      MARKET TRUST
                                                  ----------------------------------------    --------------------------
                                                    CLASS A       CLASS B       CLASS C         CLASS A       CLASS B
                                                    -------       -------       -------         -------       -------
Maximum Initial Sales Charge Imposed on
  a Purchase ....................................    None          None          None            None          None
Maximum Contingent Deferred Sales
  Change ........................................    None*         None*         None*           None*         None*

* Shares of each class are sold without any sales charge. However, Class A, Class B and Class C shares may be subject to a contingent deferred sales charge if the shares were purchased by exchange from a Stock or Bond Fund. See "Selling Fund Shares-Contingent Deferred Sales Charges."

THE FIRST PARAGRAPH OF THE SECTION ENTITLED "BUYING FUND SHARES--6 WAYS TO BUY FUND SHARES" IS REVISED TO READ AS FOLLOWS:

The Money Market Fund offers three classes of shares, Class A, Class B and Class C, and the Tax Exempt Fund offers two classes of shares, Class A and Class B, in order to enable investors in these classes of the Stock or Bond Funds to invest in money market shares. The Stock Funds are: New England Growth Fund, New England International Equity Fund, New England Star Advisers Fund, New England Star Worldwide Fund, New England Star Small Cap Fund, New England Capital Growth Fund, New England Value Fund, New England Growth Opportunities Fund, New England Balanced Fund, New England Equity Income Fund and, effective 3/31/98, New England Bullseye Fund. The Bond Funds are: New England High Income Fund, New England Strategic Income Fund, New England Government Securities Fund, New England Bond Income Fund, New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund, New England Municipal Income Fund, New England Massachusetts
Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York.

THE FIRST TWO PARAGRAPHS UNDER THE SECTION ENTITLED "OWNING FUND SHARES-- EXCHANGING AMONG NEW ENGLAND FUNDS--CLASS A SHARES" ARE REVISED TO READ AS
FOLLOWS:

You or your investment dealer can exchange some or all of your Class A shares of a Fund for Class A shares of any other Fund described in this prospectus with no sales charge, or exchange some or all of your Class A shares of a Fund which have not previously been subject to a sales charge for Class B shares of either Fund described in this prospectus or for Class C shares of the Money Market Fund with no sales charge. Class A, Class B or Class C shares of a Fund acquired by exchange from either another Fund or a Stock or Bond Fund will be subject to a CDSC if, and to the same extent as, the shares exchanged were subject to a CDSC.

Class A Fund shares on which no sales charge was previously paid may be exchanged (i) for Class A shares of any of the Stock or Bond Funds on the basis of relative net asset value plus the sales charge applicable to initial purchases of Class A shares of the Stock or Bond Fund into which you are exchanging, or (ii) for Class B or Class C shares of any of the Stock or Bond Funds on the basis of relative net asset value, subject to the CDSC schedule of the Stock or Bond Fund into which you are exchanging.

THE FOLLOWING PARAGRAPH IS ADDED IMMEDIATELY FOLLOWING THE FIRST PARAGRAPH IN THE SECTION ENTITLED "OWNING FUNDS SHARE--EXCHANGING AMONG NEW ENGLAND FUNDS-- CLASS B SHARES":

CLASS C SHARES
Class C shares of the Money Market Fund may be exchanged for Class C shares of any of the Stock or Bond Funds which offer Class C shares on the basis of relative net asset value, subject to the CDSC schedule of the Stock or Bond Fund acquired. For purposes of computing the CDSC payable upon redemption of shares acquired by such exchange, the holding period of any Class C Stock or Bond Fund shares that were exchanged for Class C shares of the Money Market Fund is included, but the holding period of the Class C shares of the Money Market Fund is not included. See "Selling Fund Shares--Contingent Deferred Sales Charges."

THE FOLLOWING TEXT IS ADDED TO THE END OF THE FIRST PARAGRAPH IN THE SECTION ENTITLED "SELLING FUND SHARES--CONTINGENT DEFERRED SALES CHARGES":

CLASS C -- Class C shares of the Money Market Fund will be subject to a CDSC upon redemption if the shares were acquired by exchange of Class C shares of a Stock or Bond Fund which were subject to a CDSC at the time of exchange. If such shares are exchanged for Class C shares of a Stock or Bond Fund rather than redeemed, then the Class C Stock or Bond Fund shares will continue to be subject to a CDSC during the applicable period. The time that Class C shares of the Money Market Fund are held is not included in the holding period used to determine the CDSC. For Class C Stock or Bond Fund shares purchased on or after March 1, 1998, a 1% CDSC applies to redemptions made within the first 12 months following the purchase date.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund
                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund
                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund
                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York
                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.
              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

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